Item 1. Schedule of Investments:
--------------------------------
The Putnam Fund for Growth and Income

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



The Putnam Fund for Growth and Income
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

Common stocks (98.8%) (a)
Number of shares                                                                                   Value
Aerospace and Defense (4.2%)
-----------------------------------------------------------------------------------------------------------
      5,269,482  Boeing Co. (The)                                                              $266,635,789
      4,442,394  Lockheed Martin Corp.                                                          256,814,797
        599,800  Northrop Grumman Corp. (S)                                                      31,117,624
      2,325,800  Raytheon Co.                                                                    86,984,920
        919,800  United Technologies Corp. (S)                                                   92,605,464
                                                                                              -------------
                                                                                                734,158,594

Airlines (0.2%)
-----------------------------------------------------------------------------------------------------------
      2,184,960  Southwest Airlines Co.                                                          31,638,221

Automotive (0.8%)
-----------------------------------------------------------------------------------------------------------
      4,410,600  Ford Motor Co. (S)                                                              58,087,602
      1,426,087  Lear Corp. (S)                                                                  77,008,698
                                                                                              -------------
                                                                                                135,096,300

Banking (4.9%)
-----------------------------------------------------------------------------------------------------------
        278,400  Commerce Bancorp, Inc. (S)                                                      16,019,136
      1,361,646  Fifth Third Bancorp (S)                                                         63,275,690
        140,932  Sovereign Bancorp, Inc.                                                          3,204,794
      2,441,700  State Street Corp. (S)                                                         109,412,577
     10,102,700  U.S. Bancorp                                                                   303,586,135
      1,431,200  Washington Mutual, Inc.                                                         57,748,920
      5,071,000  Wells Fargo & Co.                                                              310,852,300
                                                                                              -------------
                                                                                                864,099,552

Basic Materials (0.2%)
-----------------------------------------------------------------------------------------------------------
        710,200  Vulcan Materials Co. (S)                                                        40,112,096

Beverage (1.6%)
-----------------------------------------------------------------------------------------------------------
      5,156,119  Coca-Cola Co. (The)                                                            213,927,377
      3,534,908  Coca-Cola Enterprises, Inc. (S)                                                 77,591,231
                                                                                              -------------
                                                                                                291,518,608

Building Materials (1.2%)
-----------------------------------------------------------------------------------------------------------
      5,905,360  Masco Corp.                                                                    217,317,248

Cable Television (--%)
-----------------------------------------------------------------------------------------------------------
         73,232  Liberty Media International, Inc. Class
                 A (NON)                                                                          3,315,945

Chemicals (2.4%)
-----------------------------------------------------------------------------------------------------------
        586,000  Avery Dennison Corp. (S)                                                        35,212,740
      2,592,136  Dow Chemical Co. (The)                                                         128,829,159
      1,746,700  E.I. du Pont de Nemours & Co.                                                   83,073,052
      1,388,600  Hercules, Inc. (NON) (S)                                                        20,148,586
      1,533,324  PPG Industries, Inc.                                                           105,462,025
        981,800  Rohm & Haas Co. (S)                                                             43,434,832
                                                                                              -------------
                                                                                                416,160,394

Coal (0.1%)
-----------------------------------------------------------------------------------------------------------
        127,800  Peabody Energy Corp.                                                            10,831,050

Commercial and Consumer Services (0.1%)
-----------------------------------------------------------------------------------------------------------
        389,500  Cintas Corp. (S)                                                                16,943,250

Communications Equipment (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,809,100  Cisco Systems, Inc. (NON)                                                       32,636,164

Computers (3.4%)
-----------------------------------------------------------------------------------------------------------
     12,586,620  Hewlett-Packard Co.                                                            246,571,886
      3,380,400  IBM Corp.                                                                      315,796,968
     10,449,300  Sun Microsystems, Inc. (NON)                                                    45,558,948
                                                                                              -------------
                                                                                                607,927,802

Conglomerates (6.4%)
-----------------------------------------------------------------------------------------------------------
          9,753  Berkshire Hathaway, Inc. Class B (NON)                                          29,201,555
     16,642,383  General Electric Co.                                                           601,289,298
      2,197,700  Honeywell International, Inc. (S)                                               79,073,246
     11,480,200  Tyco International, Ltd. (Bermuda) (S)                                         414,894,428
                                                                                              -------------
                                                                                              1,124,458,527

Consumer Finance (2.5%)
-----------------------------------------------------------------------------------------------------------
      1,244,170  Capital One Financial Corp.                                                     97,393,628
      4,044,500  Countrywide Financial Corp.                                                    149,646,500
      6,269,300  MBNA Corp.                                                                     166,637,994
      1,289,600  Providian Financial Corp. (NON)                                                 21,510,528
                                                                                              -------------
                                                                                                435,188,650

Consumer Goods (3.4%)
-----------------------------------------------------------------------------------------------------------
      1,693,300  Colgate-Palmolive Co.                                                           88,965,982
      1,110,000  Energizer Holdings, Inc. (NON)                                                  62,837,100
        124,885  Fortune Brands, Inc.                                                            10,487,842
      1,011,400  Gillette Co. (The)                                                              51,298,208
        352,300  International Flavors & Fragrances, Inc.
                 (S)                                                                             14,874,106
        940,700  Kimberly-Clark Corp.                                                            61,625,257
      5,747,462  Procter & Gamble Co. (The)                                                     305,937,402
                                                                                              -------------
                                                                                                596,025,897

Consumer Services (0.1%)
-----------------------------------------------------------------------------------------------------------
      2,532,100  Service Corporation Intl. (NON)                                                 17,471,490

Consumer Staples (0.6%)
-----------------------------------------------------------------------------------------------------------
      3,232,700  Liberty Media Corp. Class A (NON)                                               33,749,388
      4,136,100  Time Warner, Inc. (NON)                                                         74,449,800
                                                                                              -------------
                                                                                                108,199,188

Containers (0.3%)
-----------------------------------------------------------------------------------------------------------
        761,700  Ball Corp.                                                                      32,539,824
        564,900  Owens-Illinois, Inc. (NON)                                                      12,834,528
                                                                                              -------------
                                                                                                 45,374,352

Electric Utilities (3.5%)
-----------------------------------------------------------------------------------------------------------
        489,300  Dominion Resources, Inc. (S)                                                    33,947,634
      1,107,900  Duke Energy Corp. (S)                                                           29,680,641
        261,600  Edison International                                                             8,494,152
        710,000  Entergy Corp.                                                                   49,359,200
      3,026,302  Exelon Corp.                                                                   133,913,864
        430,000  FPL Group, Inc. (S)                                                             32,955,200
        354,000  Great Plains Energy, Inc. (S)                                                   10,729,740
      5,146,700  PG&E Corp. (NON) (S)                                                           180,134,500
      1,199,900  PPL Corp.                                                                       64,794,600
      1,221,979  Progress Energy, Inc. (S)                                                       54,072,571
      2,622,200  Sierra Pacific Resources (NON) (S)                                              25,802,448
                                                                                              -------------
                                                                                                623,884,550

Electrical Equipment (0.4%)
-----------------------------------------------------------------------------------------------------------
        989,100  Emerson Electric Co.                                                            66,507,084

Electronics (2.0%)
-----------------------------------------------------------------------------------------------------------
        301,190  Freescale Semiconductor, Inc. Class B
                 (NON)                                                                            5,261,789
      7,884,500  Intel Corp. (S)                                                                177,007,025
      8,251,700  Motorola, Inc. (S)                                                             129,881,758
      5,247,910  Solectron Corp. (NON) (S)                                                       26,082,113
        718,300  Vishay Intertechnology, Inc. (NON) (S)                                           9,388,181
                                                                                              -------------
                                                                                                347,620,866

Energy (0.3%)
-----------------------------------------------------------------------------------------------------------
        293,300  GlobalSantaFe Corp. (Cayman Islands)                                            10,371,088
        578,100  Halliburton Co.                                                                 23,777,253
        393,500  Varco International, Inc. (NON)                                                 12,045,035
                                                                                              -------------
                                                                                                 46,193,376

Financial (13.9%)
-----------------------------------------------------------------------------------------------------------
     10,126,200  Bank of America Corp.                                                          469,551,894
     13,191,700  Citigroup, Inc.                                                                647,052,885
      4,629,400  Fannie Mae                                                                     298,966,652
      3,116,559  Freddie Mac                                                                    203,480,137
      7,886,091  JPMorgan Chase & Co. (S)                                                       294,387,777
        599,900  Lehman Brothers Holdings, Inc.                                                  54,704,881
      3,350,100  Merrill Lynch & Co., Inc.                                                      201,240,507
      3,886,100  MetLife, Inc.                                                                  154,472,475
      2,157,840  Wachovia Corp.                                                                 118,357,524
                                                                                              -------------
                                                                                              2,442,214,732

Food (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,664,900  General Mills, Inc.                                                             88,223,051
      1,666,954  H.J. Heinz Co.                                                                  63,027,531
        441,652  Sara Lee Corp. (S)                                                              10,369,989
      2,249,300  Tyson Foods, Inc. Class A (S)                                                   38,620,481
                                                                                              -------------
                                                                                                200,241,052

Forest Products and Packaging (0.7%)
-----------------------------------------------------------------------------------------------------------
        653,800  Plum Creek Timber Company, Inc. (S)                                             23,353,736
      1,293,051  Smurfit-Stone Container Corp. (NON) (S)                                         19,447,487
      1,305,267  Weyerhaeuser Co. (S)                                                            81,448,661
                                                                                              -------------
                                                                                                124,249,884

Gaming & Lottery (0.2%)
-----------------------------------------------------------------------------------------------------------
        649,500  GTECH Holdings Corp.                                                            15,185,310
        461,958  Harrah's Entertainment, Inc.                                                    29,214,224
                                                                                              -------------
                                                                                                 44,399,534

Health Care Services (3.1%)
-----------------------------------------------------------------------------------------------------------
        897,400  AmerisourceBergen Corp. (S)                                                     52,300,472
      2,679,200  Cardinal Health, Inc.                                                          150,892,544
      1,317,700  CIGNA Corp. (S)                                                                105,745,425
        860,977  Express Scripts, Inc. (NON)                                                     63,875,884
        324,700  HCA, Inc.                                                                       14,455,644
        521,050  Humana, Inc. (NON)                                                              17,856,384
        202,200  Laboratory Corp. of America Holdings
                 (NON)                                                                            9,675,270
      2,166,400  McKesson Corp. (S)                                                              74,719,136
        619,762  UnitedHealth Group, Inc.                                                        55,096,842
                                                                                              -------------
                                                                                                544,617,601

Homebuilding (0.1%)
-----------------------------------------------------------------------------------------------------------
        451,100  Lennar Corp.                                                                    25,473,617

Household Furniture and Appliances (0.3%)
-----------------------------------------------------------------------------------------------------------
        872,107  Whirlpool Corp.                                                                 59,530,024

Industrial (0.4%)
-----------------------------------------------------------------------------------------------------------
        776,700  3M Co. (S)                                                                      65,522,412

Insurance (6.1%)
-----------------------------------------------------------------------------------------------------------
      4,730,962  ACE, Ltd. (Cayman Islands)                                                     205,323,751
      1,238,900  Allstate Corp.                                                                  62,490,116
      6,047,500  American International Group, Inc.                                             400,888,775
        474,200  Chubb Corp. (The) (S)                                                           35,318,416
      2,152,500  Hartford Financial Services Group, Inc.
                 (The) (S)                                                                      144,841,725
        302,500  Progressive Corp. (The)                                                         25,304,125
      3,213,713  St. Paul Travelers Cos., Inc. (The) (S)                                        120,642,786
      1,006,100  XL Capital, Ltd. Class A (Cayman
                 Islands) (S)                                                                    75,236,158
                                                                                              -------------
                                                                                              1,070,045,852

Investment Banking/Brokerage (0.9%)
-----------------------------------------------------------------------------------------------------------
        242,600  Janus Capital Group, Inc.                                                        3,597,758
      2,793,500  Morgan Stanley                                                                 156,324,260
                                                                                              -------------
                                                                                                159,922,018

Leisure (0.3%)
-----------------------------------------------------------------------------------------------------------
        522,860  Brunswick Corp.                                                                 24,114,303
        423,000  Harley-Davidson, Inc.                                                           25,426,530
                                                                                              -------------
                                                                                                 49,540,833

Lodging/Tourism (0.7%)
-----------------------------------------------------------------------------------------------------------
      4,959,820  Cendant Corp.                                                                  116,803,761

Machinery (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,256,300  Parker-Hannifin Corp. (S)                                                       81,860,508

Manufacturing (0.7%)
-----------------------------------------------------------------------------------------------------------
        557,000  Dover Corp. (S)                                                                 21,333,100
      1,327,893  Ingersoll-Rand Co. Class A (Bermuda)                                            98,768,681
                                                                                              -------------
                                                                                                120,101,781

Media (1.0%)
-----------------------------------------------------------------------------------------------------------
      5,994,700  Walt Disney Co. (The)                                                          171,628,261

Medical Technology (--%)
-----------------------------------------------------------------------------------------------------------
        207,600  Baxter International, Inc.                                                       7,008,576

Metals (0.9%)
-----------------------------------------------------------------------------------------------------------
      4,370,800  Alcoa, Inc.                                                                    128,982,308
        587,800  United States Steel Corp. (S)                                                   30,448,040
                                                                                              -------------
                                                                                                159,430,348

Natural Gas Utilities (0.3%)
-----------------------------------------------------------------------------------------------------------
        814,026  Sempra Energy                                                                   30,298,048
        722,189  Southern Union Co. (NON)                                                        16,841,447
                                                                                              -------------
                                                                                                 47,139,495

Oil & Gas (8.8%)
-----------------------------------------------------------------------------------------------------------
        855,100  Amerada Hess Corp.                                                              74,094,415
      8,267,136  ChevronTexaco Corp.                                                            449,732,198
        810,864  Devon Energy Corp.                                                              32,977,839
     14,428,900  ExxonMobil Corp.                                                               744,531,240
      2,951,699  Marathon Oil Corp.                                                             114,319,302
        393,138  Occidental Petroleum Corp.                                                      22,951,396
        372,800  Sunoco, Inc. (S)                                                                32,616,272
      1,532,927  Unocal Corp.                                                                    72,921,337
                                                                                              -------------
                                                                                              1,544,143,999

Pharmaceuticals (7.1%)
-----------------------------------------------------------------------------------------------------------
      3,831,134  Abbott Laboratories                                                            172,477,653
      1,442,747  Bristol-Myers Squibb Co.                                                        33,817,990
      5,988,400  Johnson & Johnson (S)                                                          387,449,480
      3,270,600  King Pharmaceuticals, Inc. (NON)                                                34,374,006
      2,320,500  Merck & Co., Inc.                                                               65,090,025
     18,861,500  Pfizer, Inc.                                                                   455,693,840
      2,792,632  Wyeth                                                                          110,672,006
                                                                                              -------------
                                                                                              1,259,575,000

Photography/Imaging (1.2%)
-----------------------------------------------------------------------------------------------------------
     13,878,640  Xerox Corp. (NON)                                                              220,392,803

Publishing (0.3%)
-----------------------------------------------------------------------------------------------------------
        435,600  McGraw-Hill Companies, Inc. (The)                                               39,421,800
        306,200  R. R. Donnelley & Sons Co.                                                      10,242,390
                                                                                              -------------
                                                                                                 49,664,190

Railroads (0.9%)
-----------------------------------------------------------------------------------------------------------
        597,500  Canadian National Railway Co. (Canada)                                          35,521,375
      1,015,600  Norfolk Southern Corp.                                                          35,464,752
      1,346,401  Union Pacific Corp.                                                             80,245,500
                                                                                              -------------
                                                                                                151,231,627

Regional Bells (1.7%)
-----------------------------------------------------------------------------------------------------------
      3,721,535  BellSouth Corp.                                                                 97,653,078
      5,933,500  Verizon Communications, Inc. (S)                                               211,173,265
                                                                                              -------------
                                                                                                308,826,343

Restaurants (1.8%)
-----------------------------------------------------------------------------------------------------------
        379,300  Darden Restaurants, Inc.                                                        11,212,108
      9,641,900  McDonald's Corp.                                                               312,301,141
                                                                                              -------------
                                                                                                323,513,249

Retail (3.7%)
-----------------------------------------------------------------------------------------------------------
        276,996  AutoZone, Inc. (NON) (S)                                                        24,721,893
        535,120  Federated Department Stores, Inc.                                               30,394,816
      2,107,390  Gap, Inc. (The) (S)                                                             46,383,654
      4,301,798  Home Depot, Inc. (The)                                                         177,492,185
        299,677  JC Penney Co., Inc. (Holding Co.) (S)                                           12,802,201
      2,686,900  Limited Brands, Inc.                                                            63,679,530
        494,700  May Department Stores Co. (The)                                                 16,770,330
        529,600  Nordstrom, Inc.                                                                 25,553,200
      5,520,323  Office Depot, Inc. (NON)                                                        95,446,385
        499,500  OfficeMax, Inc. (S)                                                             14,740,245
      6,013,300  Rite Aid Corp. (NON) (S)                                                        21,287,082
        420,600  Ross Stores, Inc.                                                               12,037,572
        773,239  Staples, Inc.                                                                   25,315,845
      1,200,800  Supervalu, Inc.                                                                 37,957,288
      1,585,000  TJX Cos., Inc. (The) (S)                                                        39,688,400
                                                                                              -------------
                                                                                                644,270,626

Shipping (0.1%)
-----------------------------------------------------------------------------------------------------------
        249,600  FedEx Corp.                                                                     23,874,240

Software (--%)
-----------------------------------------------------------------------------------------------------------
         38,442  Computer Associates International, Inc.                                          1,045,238

Textiles (0.1%)
-----------------------------------------------------------------------------------------------------------
        395,000  Liz Claiborne, Inc. (S)                                                         16,566,300

Tobacco (2.6%)
-----------------------------------------------------------------------------------------------------------
      7,246,100  Altria Group, Inc.                                                             462,518,561

Toys (0.4%)
-----------------------------------------------------------------------------------------------------------
      3,364,220  Mattel, Inc. (S)                                                                65,434,079

Waste Management (0.1%)
-----------------------------------------------------------------------------------------------------------
        402,400  Republic Services, Inc. (S)                                                     13,267,128
                                                                                              -------------
                 Total Common stocks  (cost $13,911,114,517)                                $17,386,732,876

Convertible preferred stocks (0.2%) (a) (cost $36,814,171)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        764,400  Ford Motor Company Capital Trust II
                 $3.25 cum. cv. pfd.                                                            $38,028,900

Warrants  (--%) (a) (NON) (cost $--)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                             Expiration date        Value
-----------------------------------------------------------------------------------------------------------
        225,964  Lucent Technologies, Inc.                                        12/10/2007       $263,248

Short-term investments (2.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $96,000,000  Interest in $513,000,000 joint
                 repurchase agreement dated January 31,
                 2005 with UBS Securities, LLC due
                 February 1, 2005 with respect to various
                 U.S. Government obligations -- maturity
                 value of $96,006,667 for an effective
                 yield of 2.50% (collateralized by Fannie
                 Mae securities with coupons ranging from
                 2.38% to 7.13% and due dates ranging
                 from February 15, 2005 to October 15,
                 2007)                                                                          $96,000,000
    405,597,721  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 2.29% to 2.65% and
                 due dates ranging from February 1, 2005
                 to March 22, 2005 (d)                                                          405,394,361
     11,900,377  Putnam Prime Money Market Fund (e)                                              11,900,377
                                                                                              -------------
                 Total Short-term investments  (cost $513,294,738)                             $513,294,738
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $14,461,223,426) (b)                               $17,938,319,762
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $17,601,661,507.

  (b) The aggregate identified cost on a tax basis is $14,724,836,035, resulting in gross unrealized appreciation and depreciation of $3,800,487,386 and $587,003,659, respectively, or net unrealized appreciation of $3,213,483,727.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at January 31, 2005.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2005, the value of securities loaned amounted to $392,162,797. The fund received cash collateral of $405,394,361 which is pooled with collateral of other Putnam funds into 25 issuers of high grade short-term investments.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $249,132 for the period ended January 31, 2005.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S.
      close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005